Income Taxes Summary of Gross Unrecognized Income Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross Unrecognized Income Tax Benefits [Line Items]
Balance at January 1	$ 236	$ 224	$ 197
Increases and decreases as a result of positions taken during prior years
Transfers to valuation allowances	0	0	(2)
Other increases	1	3	7
Other decreases, including currency translation	0	(14)	(31)
Balances related to acquisitions	102	2	34
Increases as a result of positions taken during the current year	36	31	23
Decreases relating to settlements with tax authorities	0	(2)	0
Decreases as a result of a lapse of the applicable statute of limitations	(6)	(8)	(4)
Balance at December 31	$ 369	$ 236	$ 224